Risk Management - Disclosure of movement in gross exposure for loan commitment and financial guarantees (Details) - Loan commitments and financial guarantee contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan commitments and financial guarantee contracts
Limit management and final repayments	£ 0	£ 0	£ 0
Gross exposure
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	12,170	11,368
Net transfers between stages	0	0
Business activity in the year	4,184	8,034
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,691)	(6,820)
Limit management and final repayments	(435)	(412)
Closing/Ending balance	8,228	12,170	11,368
Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	150,620	112,894
Net transfers between stages	0	0
Business activity in the year	19,323	35,982
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,733)	9,421
Limit management and final repayments	(14,470)	(7,677)
Closing/Ending balance	147,740	150,620	112,894
Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	11,027	11,500
Business activity in the year	1,644	2,259
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,842)	(1,775)
Limit management and final repayments	(1,643)	(957)
Closing/Ending balance	9,186	11,027	11,500
Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	231,002	212,493
Business activity in the year	57,117	48,359
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,859	34,331
Limit management and final repayments	(57,824)	(64,181)
Closing/Ending balance	234,154	231,002	212,493
ECL
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
ECL | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
ECL | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	133	95
Net transfers between stages	0	0
Business activity in the year	29	50
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)	18
Limit management and final repayments	(43)	(30)
Closing/Ending balance	113	133	95
ECL | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	5	5
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3	0
Limit management and final repayments	0	0
Closing/Ending balance	8	5	5
ECL | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	445	442
Business activity in the year	72	86
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(57)	15
Limit management and final repayments	(77)	98
Closing/Ending balance	383	445	442
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	11,714	10,833
Net transfers between stages	(62)	8
Business activity in the year	4,184	8,034
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,669)	(6,793)
Limit management and final repayments	(391)	(368)
Closing/Ending balance	7,776	11,714	10,833
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	144,957	107,980
Net transfers between stages	448	(3,029)
Business activity in the year	19,098	35,573
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,863)	11,581
Limit management and final repayments	(13,849)	(7,148)
Closing/Ending balance	144,791	144,957	107,980
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	10,427	10,983
Net transfers between stages	(171)	(203)
Business activity in the year	1,639	2,254
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,690)	(1,665)
Limit management and final repayments	(1,598)	(942)
Closing/Ending balance	8,607	10,427	10,983
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	205,847	182,346
Net transfers between stages	2,416	5,668
Business activity in the year	54,807	44,060
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,556	28,070
Limit management and final repayments	(53,737)	(54,297)
Closing/Ending balance	212,889	205,847	182,346
Stage 1 | ECL | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Stage 1 | ECL | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	50	38
Net transfers between stages	61	41
Business activity in the year	16	23
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(59)	(45)
Limit management and final repayments	(9)	(7)
Closing/Ending balance	59	50	38
Stage 1 | ECL | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	5	5
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	0
Limit management and final repayments	0	0
Closing/Ending balance	6	5	5
Stage 1 | ECL | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	190	174
Net transfers between stages	23	66
Business activity in the year	27	30
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(106)	(51)
Limit management and final repayments	(26)	29
Closing/Ending balance	108	190	174
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	450	532
Net transfers between stages	53	(17)
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)	(21)
Limit management and final repayments	(44)	(44)
Closing/Ending balance	448	450	532
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	5,435	4,727
Net transfers between stages	(538)	2,834
Business activity in the year	224	408
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,769)	(2,087)
Limit management and final repayments	(545)	(447)
Closing/Ending balance	2,807	5,435	4,727
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	520	507
Net transfers between stages	140	121
Business activity in the year	1	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(93)	(102)
Limit management and final repayments	(33)	(9)
Closing/Ending balance	535	520	507
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	24,289	29,049
Net transfers between stages	(2,423)	(5,664)
Business activity in the year	2,271	4,273
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	97	6,193
Limit management and final repayments	(3,816)	(9,562)
Closing/Ending balance	20,418	24,289	29,049
Lifetime expected credit losses | Stage 2 | ECL | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 2 | ECL | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	83	56
Net transfers between stages	(61)	(42)
Business activity in the year	13	27
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	53	65
Limit management and final repayments	(34)	(23)
Closing/Ending balance	54	83	56
Lifetime expected credit losses | Stage 2 | ECL | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	0
Limit management and final repayments	0	0
Closing/Ending balance	2	0	0
Lifetime expected credit losses | Stage 2 | ECL | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	232	246
Net transfers between stages	(23)	(64)
Business activity in the year	43	54
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	25	61
Limit management and final repayments	(46)	65
Closing/Ending balance	231	232	246
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	6	3
Net transfers between stages	9	9
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)	(6)
Limit management and final repayments	0	0
Closing/Ending balance	4	6	3
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	228	187
Net transfers between stages	90	195
Business activity in the year	1	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(101)	(73)
Limit management and final repayments	(76)	(82)
Closing/Ending balance	142	228	187
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	80	10
Net transfers between stages	31	82
Business activity in the year	4	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(59)	(8)
Limit management and final repayments	(12)	(6)
Closing/Ending balance	44	80	10
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	866	1,098
Net transfers between stages	7	(4)
Business activity in the year	39	26
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	206	68
Limit management and final repayments	(271)	(322)
Closing/Ending balance	847	866	1,098
Lifetime expected credit losses | Stage 3 | ECL | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 3 | ECL | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	1
Net transfers between stages	0	1
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	(2)
Limit management and final repayments	0	0
Closing/Ending balance	0	0	1
Lifetime expected credit losses | Stage 3 | ECL | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 3 | ECL | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	23	22
Net transfers between stages	0	(2)
Business activity in the year	2	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	24	5
Limit management and final repayments	(5)	4
Closing/Ending balance	£ 44	£ 23	£ 22